Other Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of other accounts payable and accrued expenses
	As of December 31,
	2022	2021

Account payables	$72	$107
Accrued expenses	152	165

	$224	$272